Details of Significant Accounts - Current financial assets at amortized cost (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Details of Significant Accounts
Time deposits with maturities over three months	$ 160,800	$ 30,000
Financial assets at amortized cost pledged to others	$ 0	$ 0